12 Intangible assets and goodwill (Details 1) - Carrying amount [member] - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
IPTAN - Instituto De Ensino Superior Presidente Trancredo De Almeida Neves S.A. ("IPTAN") [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	R$ 17,446	R$ 17,446
Licenses with indefinite useful life	57,214	57,214
Cash generating units	110,224	100,679
Instituto De Educacao Superior Do Vale Do Parnaiba S.A. ("IESVAP") [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	27,956	27,956
Licenses with indefinite useful life	81,366	81,366
Cash generating units	119,129	114,974
Centro De Ciencias Em Saude De Itajuba S.A. ("CCSI") [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,664	4,664
Licenses with indefinite useful life	56,737	56,737
Cash generating units	68,354	68,691
Instituto De Ensino Superior Do Piaui S.A. ("IESP") [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	73,838	69,808
Licenses with indefinite useful life	179,693	179,693
Cash generating units	251,364	270,895
FADEP - Faculdade Educacional De Pato Branco Ltda. ("FADEP") [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	49,661	49,661
Licenses with indefinite useful life	70,606	70,606
Cash generating units	133,996	132,865
Medcel Editora and CBB Web [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	139,294
Licenses with indefinite useful life
Cash generating units	213,881
Instituto Educacional Santo Agostinho S.A. ("FASA") [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	58,903
Licenses with indefinite useful life	150,156
Cash generating units	227,271
Instituto De Pesquisa E Ensino Medico Do Estado De Minas Gerais Ltda. ("IPEMED") [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	87,647
Licenses with indefinite useful life
Cash generating units	106,924
Instituto Paraense De Educacao E Cultura Ltda. (IPEC) [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill
Licenses with indefinite useful life	108,000
Cash generating units	R$ 106,964